SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

PIPE Convertible Notes and Issuance of Series A Preferred Stock

On July 21, 2025, in connection with the Exchange Agreements dated April 22, 2025, (i) holders of the Company’s PIPE Convertible Notes agreed to waive the remaining closing condition to the Note Exchange, and the exchange was consummated. PIPE Convertible Notes with an aggregate principal amount of $3,938,311 (representing 100% of the remaining PIPE Convertible Notes) were exchanged for 3,938 shares of the Company’s Series A Preferred Stock and (ii) the Company agreed to extend the expiration date of the Series A Preferred Warrants held by such holders by two years.

On July 21, 2025, a holder of Series A Preferred Warrants to purchase 18,333 shares of Series A Preferred Stock partially exercised its warrants for cash proceeds of approximately $5.0 million and was issued 5,555 shares of Series A Preferred Stock.

Issuance of Common Stock

Subsequent to June 30, 2025, the Company issued an aggregate of 373,308 shares of Class A common stock with fair values ranging from $4.13 - $6.31 per share to Series A Preferred Stockholders in connection with the conversion of outstanding Series A Preferred Stock, accrued interest, and make-good provisions.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and

Stockholders of TruGolf Holdings, Inc.

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of TruGolf Holdings, Inc. (the Company) as of December, 2024 and 2023, and the related consolidated statements of operations, comprehensive gain (loss), stockholders’ deficit, and cash flows for each of the years in the two-year period ended December 31, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Haynie & Company

We have served as the Company’s auditor since 2024
Salt Lake City, Utah
April 15, 2025

TRUGOLF HOLDINGS, INC.

CONSOLIDATED BALANCE SHEETS

	December 31,	December 31,
	2024	2023

ASSETS

Current Assets:
Cash and cash equivalents	$10,882,077	$3,297,564
Restricted cash	-	2,100,000
Marketable investment securities	-	2,478,953
Accounts receivable, net	1,399,153	2,398,872
Inventory, net	2,349,345	2,119,084
Prepaid expenses and other current assets	116,619	262,133
Other current assets	45,737	-
Total Current Assets	14,792,931	12,656,606

Property and equipment, net	143,852	234,308
Capitalized software development costs, net	1,540,121	-
Right-of-use assets	634,269	972,663
Other long-term assets	31,023	1,905,983

Total Assets	$17,142,196	$15,769,560

LIABILITIES AND STOCKHOLDERS’ DEFICIT

Current Liabilities:
Accounts payable	$2,819,703	$2,059,771
Deferred revenue	3,113,010	1,704,224
Notes payable, current portion	10,001	9,425
Notes payable to related parties, current portion	2,937,000	1,237,000
Line of credit, bank	802,738	802,738
Margin line of credit account	-	1,980,937
Convertible notes payable	-	954,622
Dividend notes payable	4,023,923	-
Accrued interest	661,376	459,872
Accrued and other current liabilities	999,307	1,125,495
Accrued and other current liabilities - assumed in Merger	45,008	-
Lease liability, current portion	363,102	334,255
Total Current Liabilities	15,775,168	10,668,339

Non-current Liabilities:
Notes payable, net of current portion	9,732	2,402,783
Note payables to related parties, net of current portion	624,000	861,000
PIPE loan payable, net	4,068,953	-
Dividend notes payable	-	4,023,923
Gross sales royalty payable	1,000,000	1,000,000
Lease liability, net of current portion	305,125	668,228
Other liabilities	-	63,015

Total Liabilities	21,782,978	19,687,288

Commitments and Contingencies

Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 10 million shares authorized; zero shares issued and outstanding, respectively	-	-
Common stock, $0.0001 par value, 100,000,000 shares authorized:
Common stock - Series A, $0.0001 par value, 90 million shares authorized; 522,411 and 262 shares issued and outstanding, respectively	52	-
Common stock - Series B, $0.0001 par value, 10 million shares authorized; 34,337 and 0 shares issued and outstanding, respectively	3	-
Treasury stock at cost, 94 shares of common stock held, respectively	(2,037,000)	(2,037,000)
Additional paid-in capital	18,551,660	10,479,858
Accumulated other comprehensive loss	-	(1,662)
Accumulated deficit	(21,155,496)	(12,358,924)

Total Stockholders’ Deficit	(4,640,781)	(3,917,728)

Total Liabilities and Stockholders’ Deficit	$17,142,196	$15,769,560

The accompanying footnotes are an integral part of these consolidated financial statements.

TRUGOLF HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF OPERATIONS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023

Revenue, net	$21,858,864	$20,583,851
Cost of revenue	7,271,512	7,825,768
Total gross profit	14,587,352	12,758,083

Operating expenses:
Royalties	706,214	709,640
Salaries, wages and benefits	9,314,415	9,681,323
Selling, general and administrative	6,669,684	11,027,332
Total operating expenses	16,690,313	21,418,295

Loss from operations	(2,102,961)	(8,660,212)

Other (expenses) income:
Interest income	106,400	108,011
Interest expense	(6,932,618)	(1,730,908)
Gain on fair value adjustment	142,319	-
Loss on extinguishment of debt	(270,594)	-
Gain on investment	262,035	-
Total other expense	(6,692,458)	(1,622,897)

Loss from operations before provision for income taxes	(8,795,419)	(10,283,109)

Provision for income taxes	-	-
Net loss	$(8,795,419)	$(10,283,109)

Net loss per common share Series A - basic and diluted	$(37.80)	$(42,867.72)

Weighted average shares outstanding Series A - basic and diluted	232,695	240

The accompanying footnotes are an integral part of these consolidated financial statements.

TRUGOLF HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE GAIN (LOSS)

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023

Net loss	$(8,795,419)	$(10,283,109)

Other comprehensive gain (loss):

Unrealized gain (loss) in fair value of short-term investments	1,662	(1,662)

Comprehensive loss	$(8,793,757)	$(10,284,771)

The accompanying footnotes are an integral part of these consolidated financial statements.

TRUGOLF HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ DEFICIT

FOR THE YEAR ENDED DECEMBER 31, 2024 AND 2023

	Preferred Stock		Class A Common Stock		Class B Common Stock		Treasury Stock		Additional Paid-in	Accumulated Other Comprehensive	Accumulated
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Capital	Gain (Loss)	Deficit	Total

Balance at December 31, 2022	-	$-	226	$-	-	$-	(94)	$(2,037,000)	$682,056	$-	$(2,075,815)	$(3,430,759)

Issuance of common stock to consultants for services	-	-	16	-	-	-	-	-	4,493,333	-	-	4,493,333
Issuance of common stock to employees for services	-	-	5	-	-	-	-	-	1,379,196	-	-	1,379,196
Issuance of common stock for conversion of dividend payable	-	-	14	-	-	-	-	-	3,925,273	-	-	3,925,273
Unrealized loss in fair value of short-term investments	-	-	-	-	-	-	-	-	-	(1,662)	-	(1,662)
Net loss	-	-	-	-	-	-	-	-	-	-	(10,283,109)	(10,283,109)
Balance as of December 31, 2023	-	$-	262	$-	-	$-	(94)	$(2,037,000)	$10,479,858	$(1,662)	$(12,358,924)	$(3,917,728)

Issuance of common stock exchanged in Merger	-	$-	(262)	$-	-	$-	-	$-	$(3,854,693)	$-	$-	$(3,854,693)
Issuance of common stock - Series A exchanged in Merger	-	-	230,765	23	-	-	-	-	(23)	-	-	-
Issuance of common stock - Series B issued in Merger	-	-	-	-	34,337	3	-	-	(3)	-	-	-
Revaluation of costs of merger	-	-	-	-	-	-	-	-	385,000	-	(1,153)	383,847
Issuance of common stock for interest and make good	-	-	14,461	1	-	-	-	-	700,820	-	-	700,821
Issuance of common stock for conversion of notes	-	-	275,748	28	-	-	-	-	9,989,632	-	-	9,989,660
Stock-based compensation
- common stock	-	-	1,437	-	-	-	-	-	119,959			119,959
- options	-	-	-	-	-	-	-	-	538,323	-	-	538,323
Debt refinance conversion	-	-	-	-	-	-	-	-	192,787	-	-	192,787
Realized gain in fair value of short-term investments	-	-	-	-	-	-	-	-	-	1,662	-	1,662
Net loss	-	-	-	-	-	-	-	-	-	-	(8,795,419)	(8,795,419)
Balance as of December 31, 2024	-	$-	522,411	$52	34,337	$3	(94)	$(2,037,000)	$18,551,660	$-	$(21,155,496)	$(4,640,781)

The accompanying footnotes are an integral part of these consolidated financial statements.

TRUGOLF HOLDINGS, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For the	For the
	Year Ended	Year Ended
	December 31, 2024	December 31, 2023

Cash flows from operating activities:
Net loss	$(8,795,419)	$(10,283,109)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	301,442	58,641
Amortization of convertible notes original issue discount	728,278	97,111
Amortization of right-of-use asset	338,394	298,208
Change in fair value of derivative liability	(142,319)	-
Loss on extinguishment of debt	270,594	-
Fair value of warrants in excess of fair value of debt	-	93,530
Bad debt expense	826,207	681,479
Change in OCI	1,662	-
Stock issued for services	119,959	5,872,529
Stock issued for make good provisions on debt conversion	700,821	-
Stock options issued to employees	538,323	-
Changes in operating assets and liabilities:
Marketable investment securities	-	12,530
Accounts receivable, net	173,512	(1,335,714)
Inventory, net	(230,261)	2,396
Prepaid expenses	145,514	(114,385)
Other current assets	(45,737)	17,840
Other assets	50,001	(1,905,983)
Accounts payable	444,961	596,434
Deferred revenue	1,408,786	(1,008,296)
Accrued interest payable	201,504	615,582
Accrued and other current liabilities	(634,557)	374,819
Other liabilities	(63,015)	63,015
Lease liability	(334,256)	(269,848)
Net cash used in operating activities	(3,995,606)	(6,133,221)

Cash flows from investing activities:
Purchases of property and equipment	(36,339)	(127,413)
Purchase of short-term investments	-	(2,493,145)
Capitalized software, net	(1,701,471)	-
Sale of short-term investments	2,478,953	-

Net cash provided by (used in) investing activities	741,143	(2,620,558)

Cash flows from financing activities:
Proceeds from PIPE loans, net of discount	8,902,681	-
Proceeds from loan payable – related party	2,000,000	-
Proceeds from investment fund (PIPE)	2,112,560	-
Cash acquired in Merger	103,818	-
Debt refinance conversion	192,787	-
Proceeds from line of credit	-	1,980,937
Proceeds from notes payable	-	2,433,059
Proceeds from convertible notes	-	185,500
Costs of Merger paid from PIPE loan	(1,947,787)	-
Repayments of line of credit	(1,980,937)	-
Repayments of loans assumed in Merger	(100,000)	-
Repayments of notes payable	(9,146)	(107,569)
Repayments of notes payable - related party	(535,000)	(37,000)
Dividends paid	-	40,150

Net cash provided by financing activities	8,738,976	4,495,077

Net change in cash , cash equivalents and restricted cash	5,484,513	(4,258,702)

Cash, cash equivalents and restricted cash - beginning of year	5,397,564	9,656,266

Cash and cash equivalents - end of year	$10,882,077	$5,397,564

Supplemental cash flow information:
Cash paid for:
Interest	$923,975	$1,115,332
Income taxes	$-	$-
Non-cash investing and financing activities:
Derivative liability related to warrants	$142,319	$-
PIPE note principal converted to Class A Common Stock	$5,832,600	$-
Convertible notes exchanged for PIPE note	$2,419,622	$-
Class A Common Stock exchanged in Merger	$3,854,573	$-
Class A Common Stock issued in Merger	$1,154	$-
Class B Common Stock issued in Merger	$172	$-
Termination of loan payable	$1,875,000	$-
Conversion of dividend note payable and accrued interest	$-	$3,925,273
Conversion of note payable to line of credit	$-	$257,113
Warehouse lease	$-	$537,994

The accompanying footnotes are an integral part of these consolidated financial statements.

TRUGOLF HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 25 – SUBSEQUENT EVENTS

PIPE Convertible Notes

One January 8, 2025, a PIPE Investor exercised its right, pursuant to the February 2, 2024, Purchase Agreement (see Note 11 – PIPE Convertible Notes) to purchase an additional $2.8 million in the principal amount of a PIPE Convertible Note with an Original Issue Discount of $280,000 for gross proceeds of $2.52 million.

On January 16, 2025, the Company and certain holders of the PIPE Convertible Notes entered into an amendment to the November Waiver (the “January Waiver”) to extend the date by which the Company was required to comply with the continued listing requirements of the Nasdaq Stock Market to February 28, 2025 (see Note 1 – Nature of the Organization and Business); provided that, with respect to the minimum bid price requirement, to the extent the Company was in compliance with all other Nasdaq Stock Market listing requirements and had filed a preliminary proxy statement to hold a special meeting to vote on a reverse stock split to remedy the bid price failure, the waiver for such deficiency shall be extended to April 30, 2025.

During January 2025, the Company issued an aggregate of 53,457 shares of Class A common stock with fair values ranging from $19.80 - $125.00 per share to PIPE Convertible Note holders in connection with the conversion of outstanding PIPE Convertible Notes and accrued interest.

During February 2025, the Company issued 21,765 shares of Class A common stock with fair values ranging from $16.965 - $125.00 per share to PIPE Convertible Note holders in connection with the conversion of outstanding PIPE Convertible Notes and accrued interest.